Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
Harbor High-Yield Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor High-Yield Bond FundFund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total returns (i.e., current income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment-grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high yield” or “junk” bonds. These bonds may pay interest on a semi-annual basis (i.e., cash pay bonds) or have a deferred interest feature (i.e., zero coupon bonds). Only U.S. dollar denominated securities are considered for investment in the Fund.The Fund may invest up to 20% of its net assets in bank loans and up to 10% of its total assets in equity securities, including common stock. Additionally, the Fund may invest a portion of its assets in credit default swaps in which the Fund may be either the buyer or the seller. The Fund also may invest in private placements.The Subadviser believes that the risk of investing in high yield securities is asymmetrical, with the risk of loss generally being greater than the potential for price appreciation in the same securities. High yield securities can experience significant price declines if the company defaults on its payment obligations or if the market perceives the company’s ability to pay as becoming materially weaker, whereas there may be more limited potential for price appreciation if the market perceives the company’s ability to pay as becoming materially stronger. Further, lower liquidity in the high yield market can make it more difficult to reposition the Fund’s portfolio during periods of market stress, such as by moving from companies with higher default risk to companies with lower default risk.The Subadviser’s heightened sensitivity to the downside risk of high yield investing underpins its approach of seeking to (i) identify individual companies that it believes have the financial capacity to continue to meet their payment obligations on their securities through a range of market cycles, and (ii) avoid companies evidencing a higher risk of default. This approach involves the Subadviser conducting in-depth, bottom-up fundamental analysis and using internally developed proprietary tools to assess the potential risk and relative value of each potential company investment. In particular, the Subadviser seeks to focus on a variety of factors involving each company, including:■Analyses of business risks (including leverage and technology risk) and macro risks (including interest rate trends, capital market conditions and default rates)■Assessment of the industry’s attractiveness and competitiveness■Evaluation of the company’s business, including core strengths and competitive weaknesses■Qualitative evaluation of the management team, including in-person meetings or conference calls with key managers■Qualitative and quantitative analyses of the company’s capital structure, including how a particular security is prioritized, and financial position, including a detailed review of the company’s financial statements and ability to access the capital markets■Evaluation of the terms of the company’s debt offering, including the operation of any restrictive covenants affecting the company, such as the company’s ability to pay dividends or incur debt■Assessment of the liquidity of the company’s securities■Assessment of the impact an investment in the company could have on portfolio diversification■Consideration of environmental, social, and governance (ESG) factors, that may impact a company’s future prospects, operating performance, or valuationThis approach normally leads the Subadviser to avoid investing in those high yield securities that are considered by the market to be “distressed”, which generally means those securities that pay interest at much higher rates relative to other similarly rated bonds to compensate the purchasers for taking on a perceived higher risk of default. The Subadviser believes its approach can provide greater downside protection for the Fund’s portfolio over full market cycles, although at the expense of potentially greater appreciation during those periods in a full market cycle where the U.S. economy is experiencing stronger growth and/or stronger stock price appreciation. Periods of stronger economic growth and/or stock price appreciation tend to buoy high yield companies generally, depress default rates below historical levels and limit the benefits that can potentially come from conducting fundamental credit research. The Subadviser utilizes internally generated ESG-related research. ESG considerations are integrated into the Subadviser’s overall credit research process.Duration/Maturity: Although duration may be one of the characteristics considered in security selection, the Fund does not focus on bonds with any particular duration or maturity and does not seek to maintain the maturity of the Fund’s portfolio in any particular range. The weighted average maturity of the Fund’s portfolio was 6.31 years as of December 31, 2021.Credit Quality: The Fund invests primarily in below investment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds, but may invest up to 20% of its net assets in investment-grade securities, including U.S. Treasury and U.S. government agency securities. As such, the Fund’s average weighted portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.Principal risks impacting the Fund (in alphabetical order after the first four risks) include:High-Yield Risk: There is a greater risk that the Fund will lose money because it invests primarily in below investment-grade fixed income securities and unrated securities of similar credit quality (commonly referred to as “high-yield securities” or “junk bonds”). These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation. This risk may be higher for the Fund because it invests primarily in below investment-grade securities.Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, a 5 year average duration generally means the price of a fixed income security will decrease in value by 5% if interest rates rise by 1%. Rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income securities when the Subadviser may wish to sell or must sell to meet redemptions. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund’s net asset value per share. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments.Liquidity Risk: The market for high-yield bonds is less liquid than the market for investment-grade bonds. The Fund may at times have greater difficulty buying or selling specific high-yield bonds at prices the Subadviser believes are reasonable, which would be adverse to the Fund. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.Bank Loan Risk: Investments in loans and other forms of direct indebtedness may involve greater risk than investments in bonds of corporate issuers. In addition to being subject to the credit risk of the corporate borrower, investments in loans and other forms of direct indebtedness tend to be less liquid than corporate bonds and are often subject to restrictions on resale. Transactions in such loans can take significantly longer to occur, because of substantially longer settlement periods and/or the need to engage in negotiations with the borrower regarding the disposition, meaning the Fund may not have access to the sale proceeds for a substantial period of time after the sale. Derivatives Risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser and/or Adviser, as applicable, which could result in disproportionately large losses to the Fund. Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.ESG Factors Risk: The Subadviser and/or Adviser, as applicable,considers certain ESG factors in evaluating company quality which may result in the selection or exclusion of securities for reasons other than performance and the Fund may underperform relative to other funds that do not consider ESG factors.Extension Risk: When interest rates are rising, certain callable fixed income securities may be extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s stock, sometimes rapidly or unpredictably.Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.Prepayment Risk: When interest rates are declining, the issuer of a fixed income security, including a pass-through security such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.Privately Held Company Risk: Investments in equity securities of privately held companies involve greater risk than investments in equity securities of public companies. Because there is no public market for the company’s securities, it can be difficult to determine current valuations for the overall company and the related securities held by the Fund. Further, the Fund would not be able to sell these securities until a liquidity event occurs, such as an initial public offering of the company’s stock, which is normally outside the control of the Fund and Subadviser. Accordingly, these securities are considered illiquid. There is also significantly less information available about these companies’ business models, quality of management, earnings growth potential and other criteria used to evaluate their investment prospects.Selection Risk: The Subadviser’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser and/or Adviser, as applicable, potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that the Subadviser and/or Adviser, as applicable, believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and/or Adviser, as applicable, and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Risk Lose Money [Text]	rr_RiskLoseMoney	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborcapital.com or call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compared to the returns of the Fund’s benchmark index, which includes securities with investment characteristics similar to those held by the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Retirement Class shares commenced operations on March 1, 2016.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:Total ReturnsQuarter/YearBest Quarter9.04%Q2 2020Worst Quarter-11.89%Q1 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Harbor High-Yield Bond Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.57%	[1]
One Year	rr_ExpenseExampleYear01	$ 58
Three Years	rr_ExpenseExampleYear03	202
Five Years	rr_ExpenseExampleYear05	359
Ten Years	rr_ExpenseExampleYear10	$ 814
One Year	rr_AverageAnnualReturnYear01	4.36%	[2]
Annualized Five Years	rr_AverageAnnualReturnYear05	5.42%	[2]
Annualized Ten Years	rr_AverageAnnualReturnYear10	5.46%	[2]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	6.68%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2016	[2]
Harbor High-Yield Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
One Year	rr_ExpenseExampleYear01	$ 66
Three Years	rr_ExpenseExampleYear03	228
Five Years	rr_ExpenseExampleYear05	403
Ten Years	rr_ExpenseExampleYear10	$ 910
2012	rr_AnnualReturn2012	11.50%
2013	rr_AnnualReturn2013	5.51%
2014	rr_AnnualReturn2014	2.11%
2015	rr_AnnualReturn2015	(3.36%)
2016	rr_AnnualReturn2016	12.35%
2017	rr_AnnualReturn2017	6.32%
2018	rr_AnnualReturn2018	(2.21%)
2019	rr_AnnualReturn2019	13.24%
2020	rr_AnnualReturn2020	5.76%
2021	rr_AnnualReturn2021	4.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.89%)
One Year	rr_AverageAnnualReturnYear01	4.28%
Annualized Five Years	rr_AverageAnnualReturnYear05	5.36%
Annualized Ten Years	rr_AverageAnnualReturnYear10	5.41%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2002
Harbor High-Yield Bond Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
One Year	rr_ExpenseExampleYear01	$ 92
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	538
Ten Years	rr_ExpenseExampleYear10	$ 1,205
One Year	rr_AverageAnnualReturnYear01	4.00%
Annualized Five Years	rr_AverageAnnualReturnYear05	5.12%
Annualized Ten Years	rr_AverageAnnualReturnYear10	5.16%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2002
Harbor High-Yield Bond Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[1]
One Year	rr_ExpenseExampleYear01	$ 103
Three Years	rr_ExpenseExampleYear03	341
Five Years	rr_ExpenseExampleYear05	597
Ten Years	rr_ExpenseExampleYear10	$ 1,332
One Year	rr_AverageAnnualReturnYear01	3.85%
Annualized Five Years	rr_AverageAnnualReturnYear05	4.98%
Annualized Ten Years	rr_AverageAnnualReturnYear10	5.03%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	6.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 12, 2002
Harbor High-Yield Bond Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.39%
Annualized Five Years	rr_AverageAnnualReturnYear05	3.04%
Annualized Ten Years	rr_AverageAnnualReturnYear10	2.94%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor High-Yield Bond Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.51%
Annualized Five Years	rr_AverageAnnualReturnYear05	3.07%
Annualized Ten Years	rr_AverageAnnualReturnYear10	3.07%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor High-Yield Bond Fund | ICE BofA U.S. High Yield (H0A0) (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.36%	[3]
Annualized Five Years	rr_AverageAnnualReturnYear05	6.10%	[3]
Annualized Ten Years	rr_AverageAnnualReturnYear10	6.72%	[3]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	8.23%	[3]
Harbor High-Yield Bond Fund | ICE BofA U.S. Non-Distressed High Yield (H0ND) (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.81%	[3]
Annualized Five Years	rr_AverageAnnualReturnYear05	6.12%	[3]
Annualized Ten Years	rr_AverageAnnualReturnYear10	6.70%	[3]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	7.36%	[3]

[1]	The Adviser has contractually agreed to reduce the management fee to 0.508% through February 28, 2023. Only the Fund’s Board of Trustees may modify or terminate this agreement.
[2]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[3]	Since Inception return based on the inception date of the Institutional Class shares.